Key management personnel compensation (Tables)	6 Months Ended
Dec. 31, 2025
Key Management Personnel Compensation [Abstract]
Schedule of Key Management Personnel

Key management personnel remuneration included within expenses for the six months ended 31 December 2025 and 2024 is shown below:

	Six Months Ended December 31, (Unaudited)
	2025	2024
	AUD$	AUD$
Short-term employee benefits	$265,000	$242,154
Post-employment benefits	$31,800	$27,848
Total	$296,800	$270,002